INVESTMENT IN SILVERBACK (Tables)	12 Months Ended
Dec. 31, 2022
Investment property [Abstract]
Disclosure of detailed information about transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	Year ended
	December 31,
	2022	2021
Opening balance	$1,340,458	$1,668,851
Income (loss) in Silverback for the period	(588,830)	155,453
Distribution	(156,643)	(483,846)
Ending balance	$594,985	$1,340,458

Disclosure of detailed information about associates [Table Text Block]
	Year ended
	December 31,
	2022	2021
Current assets	$221,654	$239,682
Non-current assets	-	260,962
Total assets	221,654	500,644
Total liabilities	(60,148)	(57,500)
Revenue from stream interest	1,214,220	1,163,324
Depletion	(195,008)	(197,856)
Net income and comprehensive income for the period	$946,090	$905,468